Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	¥ 23,695	¥ 24,585
Interest cost on projected benefit obligation	5,596	5,545
Expected return on plan assets	(35,577)	(37,585)
Amortization of net actuarial loss	8,547	2,602
Amortization of prior service cost	(602)	(602)
Loss (gain) on settlements and curtailment	(1,084)	(2,347)
Net periodic benefit cost (income)	575	(7,802)
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	7,354	6,550
Interest cost on projected benefit obligation	7,255	8,667
Expected return on plan assets	(15,785)	(15,847)
Amortization of net actuarial loss	8,158	4,915
Amortization of prior service cost	(1,309)	(1,332)
Loss (gain) on settlements and curtailment		185
Net periodic benefit cost (income)	5,673	3,138
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	117	175
Interest cost on projected benefit obligation	402	575
Expected return on plan assets	(1,072)	(949)
Amortization of net actuarial loss	125	556
Amortization of prior service cost	(226)	(948)
Net periodic benefit cost (income)	¥ (654)	¥ (591)